Capital Structure and Financial Risk and Related Items - Financial liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Categories of financial liabilities recognized
Transfers of financial liabilities from level 1 to 2	$ 0
Transfers of financial liabilities from level 2 to 1	0
Transfers of financial liabilities into level 3	0
Transfers of financial liabilities from level 3	0
Financial liabilities at amortised cost
Categories of financial liabilities recognized
Financial liabilities	1,203	$ 2,073
Financial liabilities, at fair value	1,203	2,073
Trade payables | Financial liabilities at amortised cost
Categories of financial liabilities recognized
Financial liabilities	1,203	2,073
Financial liabilities, at fair value	$ 1,203	$ 2,073